Note 1 - Summary of Significant Accounting Policies (Details Textual)			12 Months Ended
	Jan. 01, 2018 USD ($)	Jan. 12, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2019 USD ($)
Number of Branches			15
Servicing Asset at Fair Value, Amount, Ending Balance			$ 59,400,000	$ 50,400,000
Goodwill, Impairment Loss			0	0	$ 0
Assets, Total			1,248,398,000	1,106,336,000
Liabilities, Total			$ 1,120,108,000	986,473,000
Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life			10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life			20 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life			40 years
Accounting Standards Update 2016-01 [Member]
Reclassification of Investment Securities Available for Sale to Equity Securities	$ 625,000		$ 625,000
Reclassification of AOCI and Retained Earnings	141,000
Accounting Standards Update 2018-02 [Member]
Tax Cuts and Jobs Act of 2017 Reclassification From AOCI to Retained Earnings Tax Effect	$ 187,000
Accounting Standards Update 2016-02 [Member] | Scenario, Forecast [Member]
Assets, Total						$ 6,700,000
Liabilities, Total						$ 6,700,000
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [Member]
Business Combination, Merger Agreement, Cash Per Share of Reporting Entity Common Stock | $ / shares		$ 37.96
Business Combination, Merger Agreement, Ratio of Shares of Reporting Entity's Common Stock for Each Share of Acquired Entity's Common Stock | shares		1.1934
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		544,610
Business Combination, Consideration Transferred, Total		$ 42,168,000
Goodwill, Impairment Loss			$ 0	$ 0